Transfers of Financial Assets - Summary of Reverse Repurchase Agreements (Detail) - Reverse repurchase agreements [member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Cash paid for reverse repurchase agreements	€ 4,980	€ 2,195
Fair value of non-cashcollateral received	5,003	2,224
Net exposure	(23)	(29)
Non-cash collateral that can be sold or repledged in the absence of default	4,640	1,740
Non-cash collateral that has been sold or transferred